Shareholders' Equity (Details) - Schedule of the RSUs activity - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2022 shares
Shareholders' Equity (Details) - Schedule of the RSUs activity [Line Items]
Unvested as of January 1, 2022	684,666
Granted	239,293
Vested	(160,840)
Forfeited	(49,974)
Unvested as of June 30, 2022	713,145